Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Contributions to ESOP Trust
In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2020		2019	2018

Number of shares issued		----	8,333	7,294

Fair value of stock contributed	$	----	$328	$295

Cash contributed		614	500	500

Total expense		$614	$828	$795